Other Operating Income and Expenses (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Operating Income and Expenses [Abstract]
Income from assets received in lieu of payment		$ 5,613	$ 7,106	$ 3,330
Release of contingencies provisions	[1]		12,020	29,903
Other income		7,388	4,003	28,783
Leases			222	264
Income from sale of property, plant and equipment	[1]	2,456	2,490	23,229
Recovery of provisions for contingencies
Compensation from insurance companies due to damages		4,681	144	1,237
Other		251	1,147	4,053
Total		$ 13,001	$ 23,129	$ 62,016

[1]	Corresponds to legal cession of rights made by Bansa Santander S.A. which result in an income of Ch$2,122 million, as of December 31, 2018. See Note N26.